Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income tax relating to components of other comprehensive income [abstract]
Foreign currency translation differences on foreign operations, before tax	$ (80,437)	$ (20,898)	$ (9,862)
Equity instruments at FVOCI - net change in fair value, before tax	275	(452)	0
Remeasurement of defined benefit liability, before tax	(571)	(839)	(1,212)
Total	(80,733)	(22,189)	(11,074)
Foreign currency translation differences on foreign operations, tax (expense) benefit	0	0	0
Equity instruments at FVOCI - net change in fair value, tax (expense) benefit	0	0	0
Remeasurement of defined benefit liability, tax (expense) benefit	148	197	248
Total	148	197	248
Foreign currency translation differences on foreign operations, net of tax	(80,437)	(20,898)	(9,862)
Equity instruments at FVOCI - net change in fair value, net of tax	275	(452)	0
Remeasurements of defined benefit liability	(423)	(642)	(964)
Other comprehensive loss for the year, net of tax	(80,585)	$ (21,992)	$ (10,826)
Issue of convertible notes, before tax	295,939
Repurchase of convertible notes, before tax	(840)
Total	295,099
Issue of convertible notes, tax (expense) benefit	(54,211)
Repurchase of convertible notes, tax (expense) benefit	162
Total	(54,049)
Issue of convertible notes, net of tax	241,728
Repurchase of convertible notes, net of tax	(678)
Total	$ 241,050